Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statements of Operations [Abstract]
Revenues	$ 616,854
Costs of goods sold	1,823,824
Gross Profit (Loss)	(1,206,970)
Operating Expenses
General and administrative	3,565,242	$ 2,432,660
Selling and marketing	3,423,567	1,396,077
Research and development	2,728,518	1,417,745
Total Operating Expenses	9,717,327	5,246,482
Operating Loss	(10,924,297)	(5,246,482)
Other Income and (Expense)
Interest income	727	1,235
Interest expense	(1,249,961)	(30,744)
Inducement expense	(755,000)	$ (2,212,538)
Loss on extinguishment of debt	(635,986)
Realized gain on change in fair value of derivative liabilities	47,242
Unrealized gain on change in fair value of derivative liabilities	444,728	$ 412,763
Total Other Expense, Net	(2,148,250)	(1,829,284)
Loss before Income Taxes	(13,072,547)	(7,075,766)
Provision for Income Taxes	(4,307)	(843)
Net loss	$ (13,076,854)	$ (7,076,609)
Net Loss Per Share - Basic and Diluted	$ (0.48)	$ (0.31)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	27,111,975	22,849,010